As filed with the U.S. Securities and Exchange Commission on July 30, 2013
File No. 333-123467
File No. 811-21732

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 24	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 26

(Check appropriate box or boxes.)
Mercer Funds
(Exact Name of Registrant as Specified in Charter)

99 High Street, Boston, MA	02110

(Address of Principal Executive Office)	(Zip Code)
Registrant’s Telephone Number, including Area Code (617) 747-9500

Scott M. Zoltowski, Esquire Mercer Investment Management, Inc. 99 High Street Boston, MA 02110 (Name and Address of Agent for Service)	Please send copies of all communications to: Trayne S. Wheeler, Esquire K&L Gates LLP, One Lincoln Street Boston, MA 02111 (617) 951-9068

It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☑ on August 14, 2013 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on [Date] pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☑ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

ITEM 28.	EXHIBITS	3
ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT	11
ITEM 30.	INDEMNIFICATION	11
ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER	12
ITEM 32.	MGI FUNDS DISTRIBUTORS, LLC	18
ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS	19
ITEM 34.	MANAGEMENT SERVICES	19
ITEM 35.	UNDERTAKINGS	19
SIGNATURES		21

CONTENTS OF POST-EFFECTIVE AMENDMENT 22

This Registration Statement consists of the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to designate August 14, 2013 as the new effective date for Post-Effective Amendment No. 20 filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), on May 1, 2013, as it relates solely to the Mercer Opportunistic Fixed Income Fund (the “Fund”), a series of the Mercer Funds (the “Registrant”). This Amendment does not supersede or amend any disclosure in the Registrant’s registration statement relating to any other series of the Registrant. Parts A and B of the Registrant’s Post-Effective Amendment No. 20, as it relates to the Fund, filed on May 1, 2013, are incorporated by reference herein.

Part C. — Other Information

Signature Page

MERCER FUNDS

PART C

OTHER INFORMATION

ITEM 28.	EXHIBITS

	(a)	Articles of Incorporation.

(1)
Registrant’s Amended and Restated Agreement and Declaration of Trust, effective as of May 16, 2005, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

(2)
Registrant’s Certificate of Trust, as filed with the State of Delaware on March 11, 2005, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 21, 2005.

	(b)	By-Laws.

(1)
Registrant’s Amended and Restated By-Laws, effective as of May 16, 2005, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

	(c)	Instruments Defining Rights of Security Holders.

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Amended and Restated Agreement and Declaration of Trust, incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 21, 2005.

See also, Article II, “Meetings of Shareholders,” and Article VII, “General Matters,” of the Registrant’s Amended and Restated By-laws, incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

	(d)	Investment Advisory Contracts.

(1)
Investment Management Agreement between the Registrant and Mercer Investment Management, Inc., is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.

(i) Form of Amendment to Investment Management Agreement between the Registrant Mercer Investment Management, Inc., to be filed by amendment.

(ii)
Fee Waiver/Expense Limitation Agreement between the Registrant and Mercer Investment Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR on July 29, 2013.

(2) Form of Subadvisory Agreement is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(e)	Underwriting Contracts.

(1)
Underwriting Agreement between the Registrant and MGI Funds Distributors, Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

(i)
Amendment to Exhibit A of the Underwriting Agreement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.

(ii)
Amendment to the Underwriting Agreement between the Registrant and MGI Funds Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(iii) Form of Amendment to the Underwriting Agreement between the Registrant and MGI Funds Distributors LLC, to be filed by amendment.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements.

(1)
Custodian Agreement between the Registrant and Investors Bank & Trust Company (predecessor to State Street Bank and Trust Company) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

(i)
Amendment to Appendix A of the Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.

		(ii)	Form of Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company, to be filed by amendment.

(2)
Delegation Agreement between the Registrant and Investors Bank & Trust Company (predecessor to State Street Bank and Trust Company) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.

(h)	Other Material Contracts.

(1)
Investment Administration Services Agreement between Mercer Investment Management, Inc. and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2008.

		(i)	Form of Amendment to Investment Administration Services Agreement between Mercer Investment Management, Inc. and State Street Bank and Trust Company, to be filed by amendment.

(2)
Administrative Services Agreement between the Registrant and Mercer Investment Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2009.

		(i)	Form of Amendment to Administrative Services Agreement between the Registrant now known as Mercer Investment Management, Inc., to be filed by amendment.

(3)
Transfer Agency Services Agreement between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR on July 29, 2013.

		(i)	Form of Amendment to Transfer Agency Services Agreement between the Registrant and State Street Bank and Trust Company, to be filed by amendment.

	(4)	Selling/Services Agreement between the Registrant and MGI Funds Distributors, Inc. is incorporated herein by reference to

Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.

(i) Form of Amendment to Selling/Services Agreement between the Registrant and MGI Funds Distributors, LLC, to be filed by amendment.

(i)	Legal Opinion.

(1)
Legal Opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.

(2) Legal Opinion of K&L Gates LLP, to be filed by amendment.

(j)	Other Opinions.

(1) Powers of Attorney.

(i)
Power of Attorney appointing Scott M. Zoltowski, Colin Dean and Stuart Fross as attorneys-in-fact and agents to Richard L. Nuzum, Harrison M. Bains, Jr., Adela M. Cepeda, and Gail A. Schneider, incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement filed with the SEC via EDGAR on October 12, 2012.

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Initial Capital Agreements.

(1) Letter of Understanding Relating to Initial Capital is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

(m)	Rule 12b-1 Plan.

(1)
Marketing and Shareholder Services Plan, relating to Class S Shares is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.

(i) Form of Amendment to Marketing and Shareholder Services Plan, relating to Class S Shares, to be filed by amendment.

(2)
Marketing and Shareholder Services Plan, relating to Class Y-1 Shares is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.

(i) Form of Amendment to Marketing and Shareholder Services Plan, relating to Class Y-1 Shares, to be filed by amendment.

(n)	Rule 18f-3 Plan.

	(1)	Form of Amended Multiple Class Plan pursuant to Rule 18f-3, effective July 1, 2013, on behalf of each series of the Registrant, to be filed by amendment.

(p)	Codes of Ethics.

	(1)	Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(2)
Code of Ethics Mercer Investment Management, Inc., the investment adviser of the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 27, 2012.

(3)
Code of Ethics of MGI Funds Distributors, LLC, underwriter of the Registrant, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on June 29, 2005.

(4)
Code of Ethics of Sands Capital Management, LLC, subadvisor of Mercer US Large Cap Growth Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(5)
Code of Ethics of Westfield Capital Management Company, LP, subadvisor of Mercer US Small/Mid Cap Growth Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(6)
Code of Ethics of Western Asset Management Company, subadvisor of Mercer Core Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(7)
Code of Ethics of AQR Capital Management, LLC, subadvisor of Mercer US Small/Mid Cap Value Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2009.

(8)
Code of Ethics of NWQ Investment Management Company, LLC, subadvisor of Mercer US Small/Mid Cap Value Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2008.

(9)
Code of Ethics of MacKay Shields LLC, subadvisor of Mercer Core Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(10)
Code of Ethics of Winslow Capital Management, Inc., subadvisor of Mercer US Large Cap Growth Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(11)
Code of Ethics of Pacific Investment Management Company LLC, subadvisor of Mercer Core Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(12)
Code of Ethics of Robeco Investment Management, Inc., subadvisor of Mercer US Large Cap Value Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2009.

(13)
Code of Ethics of River Road Asset Management, LLC, subadvisor of Mercer US Small/Mid Cap Value Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(14)
Code of Ethics of Systematic Financial Management, L.P., subadvisor of Mercer US Small/Mid Cap Value Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(15)
Code of Ethics of Massachusetts Financial Services Company, subadvisor of Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(16)
Code of Ethics of Atlanta Capital Management Company, LLC, subadvisor of Mercer US Large Cap Growth Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(17)
Code of Ethics of Neuberger Berman Management LLC, subadvisor of Mercer US Large Cap Growth Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(18)
Code of Ethics of J.P. Morgan Investment Management Inc., subadvisor of Mercer US Short Maturity Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(19)
Code of Ethics of Echo Point Investment Management, LLC, subadvisor of Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(20)
Code of Ethics of O’Shaughnessy Asset Management, LLC, subadvisor of Mercer US Large Cap Value Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(21)
Code of Ethics of Arrowstreet Capital, Limited Partnership, subadvisor of Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(22)
Code of Ethics of Delaware Investments Fund Advisers, subadvisor of Mercer US Small/Mid Cap Growth Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(23)
Code of Ethics of Dodge & Cox, subadvisor of Mercer Core Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(24)
Code of Ethics of Kleinwort Benson Investors International Ltd., subadvisor of Mercer Emerging Markets Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed with the SEC via EDGAR on December 30, 2011.

(25)
Code of Ethics of Vontobel Asset Management, Inc., subadvisor of Mercer Emerging Markets Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed with the SEC via EDGAR on December 30, 2011.

(26)
Code of Ethics of Lingohr & Partner North America, Inc., subadvisor of Mercer Non-US Core Equity Fund, subadvisor of Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 27, 2012.

(27)
Code of Ethics of Palisade Capital Management, L.L.C., subadvisor of Mercer US Small/Mid Cap Growth Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 27, 2012.

(28)
Code of Ethics of Acadian Asset Management LLC, subadvisor of Mercer Global Low Volatility Equity Fund, incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement filed with the SEC via EDGAR on October 12, 2012.

(29)
Code of Ethics of MFG Asset Management, subadvisor of Mercer Global Low Volatility Equity Fund, incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement filed with the SEC via EDGAR on October 12, 2012.

(30)
Code of Ethics of First Eagle Investment Management, LLC, subadvisor of Mercer Global Low Volatility Equity Fund, incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement filed with the SEC via EDGAR on October 12, 2012.

(31)	Code of Ethics of Franklin Advisers, Inc. subadvisor of Mercer Opportunistic Fixed Income Fund, to be filed by amendment.

(32)	Code of Ethics of Investec Asset Management US Limited, subadvisor of Mercer Opportunistic Fixed Income Fund, to be filed by amendment.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 30.	INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817 permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)           Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust effective May 16, 2005, as filed with the SEC via EDGAR on August 5, 2005;

(b)           Indemnification of the Trustees and officers of the Registrant is provided for in Sections 3 and 4 of an Indemnification Agreement between the Registrant and each indemnified party, to be filed by amendment;

(c)           Investment Advisory Agreement between the Registrant and Mercer Investment Management, Inc., as provided for in Section 10 of the Agreement, is incorporated herein by reference to as Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006;

(d)           Each Subadvisory Agreement between Mercer Investment Management, Inc., on behalf of the several series portfolios of the Mercer Funds, and the individual and respective subadvisors contains terms relevant to this Item 30 within Section 10 of each such agreement, a form of which is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011;

(e)           Underwriting Agreement between the Registrant and MGI Funds Distributors LLC, as provided for in Section 9 of the Agreement, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005, as amended by the Amendment to the Underwriting Agreement between the Registrant and MGI Funds Distributors, Inc., that is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010;

(f)           Custodian Agreement between the Registrant and Investors Bank & Trust Company (predecessor to State Street Bank and Trust Company), as provided for in Section 15 of the Agreement, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

(g)           Delegation Agreement between the Registrant and Investors Bank & Trust Company (predecessor to State Street Bank and Trust Company), as provided for in Section 11 of the Agreement, is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006;

(g)           Administration Agreement between the Registrant and Investors Bank & Trust Company (predecessor to State Street Bank and Trust Company), as provided for in Section 6 of the Agreement, is incorporated herein by reference to as Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006; and

(h)           Transfer Agency Services Agreement between the Registrant and State Street Bank and Trust Company as provided for in Section 8 of the Agreement, is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2013.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

Mercer Investment Management, Inc., a Delaware corporation, is a federally registered investment adviser and indirect, wholly-owned subsidiary of Marsh & McLennan Companies, Inc.  Mercer Investment Management, Inc., is primarily engaged in providing investment management services.  Additional information regarding Mercer Investment Management, Inc., and information as to the officers and directors of Mercer Investment Management, Inc., is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-63730) and is incorporated herein by reference.

Sands Capital Management, LLC (“Sands”), is a Subadvisor for the Registrant’s Mercer US Large Cap Growth Equity Fund.  Sands has its principal place of business at 1101 Wilson Boulevard, Suite 2300, Arlington, Virginia 22209.  Additional information as to Sands and the directors and officers of Sands is included in Sands’ Form ADV filed with the Commission (File

No. 801-36414), which is incorporated herein by reference and sets forth the officers and directors of Sands and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Westfield Capital Management Company, LP (“Westfield”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Growth Equity Fund.  Westfield has its principal place of business at One Financial Center, 24th Floor, Boston, Massachusetts, 02111.  Additional information as to Westfield and the directors and officers of Westfield is included in Westfield’s Form ADV filed with the Commission (File No. 801-34350), which is incorporated herein by reference and sets forth the officers and directors of Westfield and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Western Asset Management Company (“Western”) is a Subadvisor for the Registrant’s Mercer Core Fixed Income Fund.  Western has its principal place of business at 385 E. Colorado Blvd., Pasadena, CA, 91107.  Additional information as to Western and the directors and officers of Western is included in Western’s Form ADV filed with the Commission (File No. 801-08162), which is incorporated herein by reference and sets forth the officers and directors of Western and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Lingohr & Partner North America, Inc., (“Lingohr”) is a Subadvisor for the Registrant’s Mercer Non-US Core Equity Fund.  Lingohr has its principal place of business at 1390 E 23rd Avenue, Eugene, OR, 97403.  Additional information as to Lingohr and the directors and officers of Lingohr is included in Lingohr’s Form ADV filed with the Commission (File No. 801-72589), which is incorporated herein by reference and sets forth the officers and directors of Lingohr and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

AQR Capital Management, LLC (“AQR”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Value Equity Fund and Mercer Emerging Markets Equity Fund.  AQR has its principal place of business at Two Greenwich Plaza, 3rd Floor, Greenwich, CT, 06830.  Additional information as to AQR and the directors and officers of AQR is included in AQR’s Form ADV filed with the Commission (File No. 801-55543), which is incorporated herein by reference and sets forth the officers and directors of AQR and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

NWQ Investment Management Company, LLC (“NWQ”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Value Equity Fund.  NWQ has its principal place of business at 2049 Century Park East, 16th Floor, Los Angeles, CA, 90067.  Additional information as to NWQ and the directors and officers of NWQ is included in NWQ’s Form ADV filed with the Commission (File No. 801-61379), which is incorporated herein by reference and sets forth the officers and directors of NWQ and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

MacKay Shields LLC (“MacKay”) is a Subadvisor for the Registrant’s Mercer Core Fixed Income Fund.  MacKay has its principal place of business at 1345 Avenue of the Americas, New York, NY, 10105.  Additional information as to MacKay and the directors and officers of MacKay is included in MacKay’s Form ADV filed with the Commission (File No. 801-05594), which is incorporated herein by reference and sets forth the officers and directors of MacKay and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

The Boston Company Asset Management, LLC (“TBCAM”) is a Subadvisor for the Registrant’s Mercer US Large Cap Value Equity Fund.  TBCAM has its principal place of business at One Boston Place, Boston, MA 02108.  Additional information as to TBCAM and the directors and officers of TBCAM is included in TBCAM’s Form ADV filed with the Commission (File No. 812-13168), which is incorporated herein by reference and sets forth the officers and directors of TBCAM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Winslow Capital Management, Inc. (“Winslow”), is a Subadvisor for the Registrant’s Mercer US Large Cap Growth Equity Fund.  Winslow has its principal place of business at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota  55402.  Additional information as to Winslow and the directors and officers of Winslow is included in Winslow’s Form ADV filed with the Commission (File No. 801-41316), which is incorporated herein by reference and sets forth the officers and directors of Winslow and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Palisade Capital Management, LLC. (“Palisade”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Growth Equity Fund.  Palisade has its principal place of business at One Bridge Plaza, Suite 695, Fort Lee, NJ 07024.  Additional information as to Palisade and the directors and officers of Palisade is included in Palisade’s Form ADV filed with the Commission (File No. 801-48401), which is incorporated herein by reference and sets forth the officers and directors of Palisade and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Brandywine Global Investment Management, LLC (“Brandywine”) is a Subadvisor for the Registrant’s Mercer US Large Cap Value Equity Fund.  Brandywine has its principal place of business at 2929 Arch Street, Suite 800, Philadelphia, PA 19104.  Additional information as to Brandywine and the directors and officers of Brandywine is included in Brandywine’s Form ADV filed with the Commission (File No. 028-02204), which is incorporated herein by reference and sets forth the officers and directors of Brandywine and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Pacific Investment Management Company LLC (“PIMCO”) is a Subadvisor for the Registrant’s Mercer Core Fixed Income Fund.  PIMCO has its principal place of business at 840 Newport Center Drive, Suite 100, Newport Beach, California 92660.  Additional information as to PIMCO and the directors and officers of PIMCO is included in PIMCO’s Form ADV filed with the Commission (File No. 801-48187), which is incorporated herein by reference and sets forth the officers and directors of PIMCO and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Robeco Investment Management, Inc. (“RIM”), is a Subadvisor for the Registrant’s Mercer US Large Cap Value Equity Fund.  RIM has its principal place of business at 909 Third Avenue, New York, New York 10022.  Additional information as to RIM and the directors and officers of RIM is included in RIM’s Form ADV filed with the Commission (File No. 801-61786), which is incorporated herein by reference and sets forth the officers and directors of RIM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

River Road Asset Management, LLC (“River Road”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Value Equity Fund.  River Road has its principal place of business at 462 South Fourth Street, Suite 1600, Louisville, Kentucky 40202.  Additional information as to River Road and the directors and officers of River Road is included in River Road’s Form ADV filed with the Commission (File No. 801-64175), which is incorporated herein by reference and sets forth the officers and directors of River Road and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Systematic Financial Management, L.P. (“Systematic”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Value Equity Fund.  Systematic has its principal place of business at 300 Frank W. Burr Boulevard, Glenpointe East, Teaneck, New Jersey 07666.  Additional information as to Systematic and the directors and officers of Systematic is included in Systematic’s Form ADV filed with the Commission (File No. 801-48908), which is incorporated herein by reference and sets forth the officers and directors of Systematic and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Massachusetts Financial Services Company (“MFS”) is a Subadvisor for the Registrant’s Mercer Non-US Core Equity Fund.  MFS has its principal place of business at 500 Boylston Street, Boston Massachusetts, 02116.  Additional information as to MFS and the directors and officers of MFS is included in MFS’s Form ADV filed with the Commission (File No. 801-17352), which is incorporated herein by reference and sets forth the officers and directors of MFS and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Atlanta Capital Management Company, LLC (“Atlanta Capital”) is a Subadvisor for the Registrant’s Mercer US Large Cap Growth Equity Fund.  Atlanta Capital has its principal place of business at Two Midtown Plaza, 1349 West Peachtree St., Suite 1600, Atlanta, Georgia  30309.  Additional information as to Atlanta Capital and the directors and officers of Atlanta Capital is included in Atlanta Capital’s Form ADV filed with the Commission (File No. 801-60673), which is incorporated herein by reference and sets forth the officers and directors of Atlanta Capital and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Neuberger Berman Management LLC (“Neuberger Berman”) is a Subadvisor for the Registrant’s Mercer US Large Cap Growth Equity Fund.  Neuberger Berman has its principal place of business at 605 Third Avenue, New York, New York 10158.  Additional information as to Neuberger Berman and the directors and officers of Neuberger Berman is included in Neuberger Berman’s Form ADV filed with the Commission (File No. 801-8259), which is incorporated herein by reference and sets forth the officers and directors of Neuberger Berman and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

J.P. Morgan Investment Management Inc. (“JPMIM”), is a Subadvisor for the Registrant’s Mercer US Short Maturity Fixed Income Fund.  JPMIM has its principal place of business at 270 Park Avenue, New York, New York, 10017.  Additional information as to JPMIM and the directors and officers of JPMIM is included in JPMIM’s Form ADV filed with the Commission (File No. 801-17352), which is incorporated herein by reference and sets forth the officers and directors of JPMIM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Echo Point Investment Management, LLC (“Echo Point”), is a Subadvisor for the Registrant’s Mercer Non-US Core Equity Fund.  Echo Point has its principal place of business at One Tower Bridge, 100 Front Street, Suite 1230, West Conshohocken, PA  19428.  Additional information as to Echo Point and the directors and officers of Echo Point is included in Echo Point’s Form ADV filed with the Commission (File No. 801-71688), which is incorporated herein by reference and sets forth the officers and directors of Echo Point and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”), is a Subadvisor for the Registrant’s Mercer US Large Cap Value Equity Fund.  O’Shaughnessy has its principal place of business at 6 Suburban Avenue, Stamford, Connecticut 06901.  Additional information as to O’Shaughnessy and the directors and officers of O’Shaughnessy is included in O’Shaughnessy’s Form ADV filed with the Commission (File No. 801-68177), which is incorporated herein by reference and sets forth the officers and directors of O’Shaughnessy and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Arrowstreet Capital, Limited Partnership (“Arrowstreet”), is a Subadvisor for the Registrant’s Mercer Non-US Core Equity Fund.  Arrowstreet has its principal place of business at 200 Clarendon Street, 30th Floor, Boston, Massachusetts  02116.  Additional information as to Arrowstreet and the directors and officers of Arrowstreet is included in Arrowstreet’s Form ADV filed with the Commission (File No. 801-56633), which is incorporated herein by reference and sets forth the officers and directors of Arrowstreet and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Delaware Investments Fund Advisers (“Delaware”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Growth Equity Fund.  Delaware has its principal place of business at

2005 Market Street, Philadelphia, Pennsylvania  19103.  Additional information as to Delaware and the directors and officers of Delaware is included in Delaware’s Form ADV filed with the Commission (File No. 801-32108 ), which is incorporated herein by reference and sets forth the officers and directors of Delaware and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Dodge & Cox, is a Subadvisor for the Registrant’s Mercer Core Fixed Income Fund.  Dodge & Cox has its principal place of business at 555 California Street, 40th Floor, San Francisco, California 94104.  Additional information as to Dodge & Cox and the directors and officers of Dodge & Cox is included in Dodge & Cox’s Form ADV filed with the Commission (File No. 801-1895), which is incorporated herein by reference and sets forth the officers and directors of Dodge & Cox and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Kleinwort Benson Investors International Ltd. (“KBI”), is a Subadvisor for the Registrant’s Mercer Emerging Markets Equity Fund. KBI has its principal place of business at Joshua Dawson House, Dawson Street, Dublin 2, Ireland. Additional information as to KBI and the directors and officers of KBI is included in KBI’s Form ADV filed with the Commission (File No. 801-60358), which is incorporated herein by reference and sets forth the officers and directors of KBI and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Vontobel Asset Management, Inc. (“Vontobel”), is a Subadvisor for the Registrant’s Mercer Emerging Markets Equity Fund. Vontobel has its principal place of business at 1540 Broadway, New York, NY 10036. Additional information as to Vontobel and the directors and officers of Vontobel is included in Vontobel’s Form ADV filed with the Commission (File No. 801-21953), which is incorporated herein by reference and sets forth the officers and directors of Vontobel and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

First Eagle Investment Management, LLC (“First Eagle”), is a Subadvisor for the Registrant’s Mercer Global Low Volatility Equity Fund.  First Eagle has its principal place of business at 1345 Avenue of the Americas, New York, NY 10105-4300. Additional information as to First Eagle and the directors and officers of First Eagle is included in First Eagle’s Form ADV filed with the Commission (File No. 801-50659), which is incorporated herein by reference and sets forth the officers and directors of First Eagle and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Magellan Asset Management doing business as MFG Asset Management (“MFG”), is a Subadvisor for the Registrant’s Mercer Global Low Volatility Equity Fund.  MFG has its principal place of business at Level 7, 1 Castlereach Street, Sydney, NSW 2000.  Additional information as to MFG and the directors and officers of MFG is included in MFG’s Form ADV filed with the Commission (File No. 801-72872), which is incorporated herein by reference and sets forth the officers and directors of MFG and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Acadian Asset Management LLC (“Acadian”) is a Subadvisor for the Registrant’s Mercer Global Low Volatility Equity Fund.  Acadian has its principal place of business at 260 Franklin Street, Boston MA 02110.  Additional information as to Acadian and the directors and officers of Acadian is included in Acadian’s Form ADV filed with the Commission (File No. 801-28078), which is incorporated herein by reference and sets forth the officers and directors of Acadian and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Franklin Advisers, Inc. (“Franklin) is a Subadvisor for the Registrant’s Mercer Opportunistic Fixed Income Fund.  Frankline has its principal place of business at One Franklin Parkway, San Mateo, California 94403.  Additional information as to Franklin and the directors and officers of Franklin is included in Franklin’s Form ADV filed with the Commission (File No. 801-26292), which is incorporated herein by reference and sets forth the officers and directors of Franklin and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Investec Asset Management US Limited (“Investec”) is a Subadvisor for the Registrant’s Mercer Opportunistic Fixed Income Fund.  Investec has its principal place of business at Woolgate Exchange, 25 Basinghall Street, London, UK, EC2V 5HA.  Additional information as to Investec and the directors and officers of Investec is included in Investec’s Form ADV filed with the Commission (File No. 801-39266), which is incorporated herein by reference and sets forth the officers and directors of Investec and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32.	MGI FUNDS DISTRIBUTORS, LLC

Item 32(a)	MGI Funds Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment company registered under the Investment Company Act of 1940, as amended:

1.	Mercer Funds

Item 32(b)	The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

Bruno S. DiStefano	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Ronald C. Berge	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None

Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

Item 32(c)	Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-3-(a)] and rules under that section, are maintained by State Street Bank and Trust Company, with the exception of those maintained by the Registrant’s investment advisor, Mercer Investment Management, Inc., 99 High Street, Boston, Massachusetts 02110 and 1166 Avenue of the Americas, New York, New York 10036.

State Street Bank and Trust Company provides general administrative, accounting, portfolio valuation, and custodian services to the Registrant, including the coordination and monitoring of any third-party service providers and maintains all such records relating to these services.

ITEM 34.	MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35.	UNDERTAKINGS

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 30th day of July, 2013.

MERCER FUNDS

By:	/s/ Scott M. Zoltowski
Scott M. Zoltowski
Vice President, Chief Legal Officer, and Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Harrison M. Bains, Jr. *	Trustee	July 30, 2013
Harrison M. Bains, Jr.

Adela M. Cepeda *	Trustee	July 30, 2013
Adela M. Cepeda

Gail A. Schneider *	Trustee	July 30, 2013
Gail A. Schneider

Richard L. Nuzum *	Trustee and President	July 30, 2013
Richard L. Nuzum	and Chief Executive Officer

/s/ Richard S. Joseph	Principal Accounting Officer	July 30, 2013
Richard S. Joseph	and Treasurer

*By:	/s/ Scott M. Zoltowski
Scott M. Zoltowski, Attorney-in-Fact
(Pursuant to Power of Attorney, incorporated herein by reference to Post- Effective Amendment No. 18 to the Registrant’s Registration Statement filed with the SEC via EDGAR on October 12, 2012.)